UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA CALIFORNIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                                 USAA CALIFORNIA
                                       BOND Fund

                                              [GRAPHIC OF CALIFORNIA BOND FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California Health Insurance Construction Loan Insurance Program.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp.,
                     AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              ETM    Escrowed to final maturity

              GO     General Obligation

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

              USD    Unified School District

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         COUPON          FINAL     MARKET
    AMOUNT    SECURITY                                                                               RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.7%)

              CALIFORNIA (92.1%)
   $ 2,835    Anaheim Public Financing Auth. RB, Series 2002B (INS)                                  5.25%    10/01/2018   $  3,119
     4,500    Antelope Valley Healthcare District RB, Series 1997B (INS)                             5.20      1/01/2027      4,765
    17,700    Association of Bay Area Governments Finance Auth. COP, Series 1999 (INS)               6.20     11/01/2029     18,776
     2,250    Chaffey Community College District GO, Series 2002A (INS)                              5.25      7/01/2022      2,447
     5,995    Chaffey Joint Union High School District GO, Series 1998C (INS)                        5.38      5/01/2023      6,597
     2,200    Chino Valley USD GO, Series 2002A (INS)                                                5.38      8/01/2019      2,442
     5,000    Coronado Community Development Agency Tax Allocation Bonds, Series 2000 (INS)          5.60      9/01/2030      5,507
     4,910    Eastern Municipal Water District COP, Series 2001A (INS)                               5.00      7/01/2018      5,213
              Educational Facilities Auth. RB,
     5,820      Series 1995 (Redlands Univ.)(PRE)                                                    6.00     10/01/2025      6,107
     2,195      Series 1995 (Redlands Univ.)                                                         6.00     10/01/2025      2,291
     8,050      Series 1995A (California Education Pool)                                             5.60     12/01/2020      8,325
     6,000      Series 2000 (Univ. of the Pacific)(INS)                                              5.75     11/01/2030      6,700
     8,000      Series N (Stanford Univ.)                                                            5.20     12/01/2027      8,478
     5,945    Escondido COP, Series 2000A (INS)                                                      5.75      9/01/2030      6,657
              Fairfield-Suisun USD GO,
     1,855      Series 2002 (INS)                                                                    5.25      8/01/2019      2,034
     1,955      Series 2002 (INS)                                                                    5.25      8/01/2020      2,139
     2,025      Series 2002 (INS)                                                                    5.25      8/01/2021      2,206
     2,000    Fontana USD GO, Series 1990D (INS)                                                     5.75      5/01/2022      2,243
     1,500    Fresno Airport RB, Series 2000A (INS)                                                  5.50      7/01/2030      1,632
              Garden Grove Agency Community Development Tax Allocation Bonds,
     2,560      Series 2003 (INS)                                                                    5.38     10/01/2017      2,863
     2,700      Series 2003 (INS)                                                                    5.38     10/01/2018      3,008
     1,420      Series 2003 (INS)                                                                    5.38     10/01/2019      1,577
     1,650    Glendora USD GO, Series 2000A (INS)                                                    5.38      9/01/2025      1,793
    12,000    Golden State Tobacco Securitization RB (State Appropriation Enhanced),
                Series 2003B                                                                         5.50      6/01/2033     12,733
              Health Facilities Financing Auth. RB,
     3,175      Series 1992A (Scripps Memorial Hospital)(INS)                                        6.38     10/01/2022      3,206
     5,000      Series 1994A (Scripps Research Institute)                                            6.63      7/01/2018      5,115
     1,000      Series 1997A (Sunny View)(NBGA)                                                      5.50      1/01/2019      1,043
     1,250      Series 1998B (Kaiser Permanente)(ETM)                                                5.00     10/01/2020      1,340
     1,260      Series 2003B (Cottage Health System)(INS)                                            5.25     11/01/2018      1,388
     2,200      Series 2004A (Marshall Medical Center)(NBGA)                                         5.00     11/01/2024      2,258
     2,000      Series 2004A (Marshall Medical Center)(NBGA)                                         5.00     11/01/2029      2,008
     4,180    Hollister Joint Powers Financing Auth. RB (INS)                                        5.90     12/01/2023      4,283
     3,000    Housing Finance Agency MFH RB, Series 1996A (INS)                                      6.05      8/01/2027      3,114
     5,455    Imperial Beach MFH RB, Series 1995A                                                    6.45      9/01/2025      5,620
              Infrastructure and Economic Development Bank RB,
     1,000      Series 2000 (Scripps Research Institute)                                             5.63      7/01/2020      1,087
     1,250      Series 2000 (Scripps Research Institute)                                             5.75      7/01/2030      1,324
     1,335    Little Lake City School District GO, Series 2000B (INS)                                5.25      7/01/2022      1,452
              Los Angeles Department of Water and Power RB,
    10,000      Series 2001A (INS)                                                                   5.25      7/01/2018     10,967
    19,700      Series 2003A, Subseries A-2                                                          5.00      7/01/2030     20,159
              Los Angeles USD GO,
     4,000      Series 2003A (INS)                                                                   5.25      7/01/2019      4,395
     4,100      Series E (Election of 1997)(INS)                                                     5.50      7/01/2017      4,729
     6,000      Series E (Election of 1997)(INS)                                                     5.50      7/01/2018      6,920
              Menlo Park Community Development Agency Tax Allocation Bonds,
     2,500      Series 2000 (INS)                                                                    5.45      6/01/2021      2,779
     6,390      Series 2000 (INS)                                                                    5.50      6/01/2025      7,038

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         COUPON          FINAL     MARKET
    AMOUNT    SECURITY                                                                               RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   $ 4,030    Mt. San Antonio Community College District GO, Series A (INS)                          5.38%     5/01/2022   $  4,441
    15,200    Oakland USD GO, Series 2000F (INS)                                                     5.50      8/01/2024     16,770
     6,030    Orange County Transportation Auth. Toll Road Revenue Refunding Bonds,
                Series 2003A (INS)                                                                   5.25      8/15/2015      6,725
              Orange County Water District COP,
     1,000      Series 2003B (INS)                                                                   5.38      8/15/2020      1,104
     1,780      Series 2003B (INS)                                                                   5.38      8/15/2022      1,951
     2,695    Palos Verdes Peninsula USD GO, Series A (INS)                                          5.25     11/01/2020      2,951
     2,000    Port of Oakland RB, Series 2002M (INS)                                                 5.25     11/01/2020      2,181
     5,000    Poway Redevelopment Agency Tax Allocation RB, Series 2000 (INS)                        5.75      6/15/2033      5,621
    13,400    Riverside County Public Financing Auth. Tax Allocation RB, Series 1997A                5.63     10/01/2033     13,611
     2,825    Sacramento County Airport Systems RB, Series 2002A (INS)                               5.25      7/01/2022      3,059
    20,225    Sacramento County Sanitation District Finance Auth. RB, Series 2000 (INS)              5.63     12/01/2030     22,354
              Sacramento Financing Auth. RB (MLO),
     5,680      Series 2002A (City Hall)(INS)                                                        5.25     12/01/2016      6,310
     3,575      Series 2002A (City Hall)(INS)                                                        5.25     12/01/2017      3,951
     2,935      Series 2002A (City Hall)(INS)                                                        5.38     12/01/2021      3,234
     6,000    Sacramento Power Auth. RB, Series 1995                                                 6.00      7/01/2022      6,309
              Sacramento Utility District Electric RB,
     2,410      Series 2002Q (INS)                                                                   5.25      8/15/2021      2,626
     1,000      Series 2002Q (INS)                                                                   5.25      8/15/2022      1,088
    10,000    San Diego County Water Auth. COP, Series 2004A (INS)                                   5.00      5/01/2031     10,321
     7,040    San Diego MFH RB, Series 1995A                                                         6.45      5/01/2025      7,217
    18,000    San Francisco Bay Area Rapid Transit RB, Series 1999 (INS)                             5.50      7/01/2029     19,568
              San Francisco City and County Airport RB,
     3,190      2nd Series-Issue 24B (INS)                                                           5.63      5/01/2025      3,517
     8,845      2nd Series-Issue 24B (INS)                                                           5.63      5/01/2030      9,753
     5,000      2nd Series-Issue 29B (INS)                                                           5.13      5/01/2017      5,452
              San Jose GO,
     2,365      Series 2001 (Library & Parks Project)(INS)                                           5.10      9/01/2020      2,552
     2,000      Series 2001 (Library & Parks Project)(INS)                                           5.10      9/01/2021      2,124
     4,860    San Jose MFH RB, Series 1992A                                                          4.95      4/01/2012      5,050
    14,000    Santa Ana USD GO, Series 2000 (INS)                                                    5.70      8/01/2029     15,622
    11,215    Santa Clara Valley Water District RB, Series 2000A (INS)                               5.63      2/01/2025     12,313
    12,455    Southern California Public Power Auth. RB, Series 1989 (LOC - PNC Bank, N.A.)          6.00      7/01/2018     12,493
              State Department Water Resources Power Supply RB,
     5,000      Series 2002A (INS)                                                                   5.50      5/01/2016      5,636
    10,000      Series 2002A (INS)                                                                   5.38      5/01/2017     11,099
     8,000      Series A (INS)                                                                       5.75      5/01/2017      9,195
     5,000      Series A (INS)                                                                       5.38      5/01/2022      5,472
              State GO,
     7,000      Series 1999 (INS)                                                                    5.50      9/01/2024      7,731
    10,000      Series 1999 (INS)                                                                    5.88     10/01/2026     11,162
    27,825      Series 2000 (INS)                                                                    5.75      3/01/2030     30,908
              State Public Works Board Lease RB (MLO),
     5,000      Series 2003C                                                                         5.50      6/01/2023      5,446
     5,500      Series 2004F                                                                         5.00     11/01/2029      5,631
     5,420    Statewide Communities Development Auth. COP, Lutheran Homes (ETM)                      5.75     11/15/2021      5,778
              Statewide Communities Development Auth. RB,
     8,000      Series 2002A (Kaiser Permanente)                                                     5.50     11/01/2032      8,315
     5,000      Series 2002A (Univ. Irving Apt.)(INS)                                                5.50      8/01/2022      5,298
    20,080    Suisun City Public Financing Auth. RB, Series 1998A                                    5.37(a)  10/01/2033      4,007
     3,000    Univ. of California General RB, Series 2003A (INS)                                     5.13      5/15/2020      3,248
              Univ. of California Hospital RB,
     2,000      Series 2004A (UCLA Medical Center)(INS)                                              5.50      5/15/2021      2,230
     1,000      Series 2004A (UCLA Medical Center)(INS)                                              5.50      5/15/2022      1,112

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         COUPON          FINAL     MARKET
    AMOUNT    SECURITY                                                                               RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000      Series 2004A (UCLA Medical Center)(INS)                                              5.50%     5/15/2024   $  1,104
     3,635      Series 2004B (UCLA Medical Center)(INS)                                              5.50      5/15/2019      4,083
              Univ. of California RB,
     4,000      Series 1996 (PRE)(INS)                                                               5.75      7/01/2024      4,253
     5,000      Series 2003A (INS)                                                                   5.13      5/15/2017      5,477
     5,000      Series 2003A (INS)                                                                   5.13      5/15/2018      5,454
    14,675    Vallejo Sanitation and Flood Control COP, Series 1993 (INS)                            5.00      7/01/2019     16,235
     4,250    Ventura County Community College District GO, Series 2002A (INS)                       5.50      8/01/2023      4,736
              Washington Township Health Care District RB,
    11,000      Series 1993                                                                          5.50      7/01/2018     11,069
     7,845      Series 1993                                                                          5.25      7/01/2023      7,876
     7,085      Series 1999                                                                          5.13      7/01/2023      7,297
     1,515    Watsonville Hospital RB, Series 1996A (ETM)                                            6.20      7/01/2012      1,757
              Westlands Water District Revenue COP,
     3,095      Series 2002A (INS)                                                                   5.25      9/01/2020      3,373
     2,260      Series 2002A (INS)                                                                   5.25      9/01/2021      2,452

              PUERTO RICO (4.6%)
    10,000    Commonwealth GO, Series 2003A                                                          5.25      7/01/2022     10,707
    10,500    Electric Power Auth. RB, Refunding Bonds Series Z (INS)                                5.25      7/01/2021     10,616
              Highway and Transportation Auth. RB,
     1,500      Series G (INS)                                                                       5.25      7/01/2017      1,673
     1,000      Series G (INS)                                                                       5.25      7/01/2019      1,108
     6,600      Series Y (PRE)(INS)                                                                  5.50      7/01/2026      7,024
                                                                                                                           --------
              Total fixed-rate instruments (cost: $604,891)                                                                 648,707
                                                                                                                           --------
              PUT BOND (0.5%)

              CALIFORNIA
     3,000    Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente)(cost: $3,000)                                       4.70     11/01/2036      3,186
                                                                                                                           --------
              VARIABLE-RATE DEMAND NOTES (1.4%)

              CALIFORNIA
     1,225    Association of Bay Area Governments Finance Auth. RB,
                Series 2002 (LOC - Allied Irish Banks plc, Bank of New York)                         2.20     11/15/2031      1,225
     1,000    Irvine Improvement Bonds, Assessment District 89-10
                (LOC - Bayerische Hypovereinsbank AG)                                                2.17      9/02/2015      1,000
       200    State Department of Water Resources RB, Series 2002C-7 (LIQ)(INS)                      2.00      5/01/2022        200
              State Financing Auth. PCRB,
       200      Series 1996C (LOC - JPMorgan Chase Bank)                                             2.17     11/01/2026        200
     1,545      Series 1996E (LOC - JPMorgan Chase Bank)                                             2.20     11/01/2026      1,545
     1,400      Series 1996F (LOC - JPMorgan Chase Bank)                                             2.20     11/01/2026      1,400
     4,125    Statewide Communities Development Auth. RB,
                Series 2001A (Concordia Univ. Irvine Project)(LOC - U.S. Bank, N.A.)                 2.18     10/01/2031      4,125
                                                                                                                           --------
              Total variable-rate demand notes (cost: $9,695)                                                                 9,695
                                                                                                                           --------

              TOTAL INVESTMENTS (COST: $617,586)                                                                           $661,588
                                                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the
          Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $44,373,000 and $371,000, respectively, resulting in net unrealized appreciation of $44,002,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $670,706,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------
          (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

6

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

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48462-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.